Supplemental Cash Flow Information - Supplemental cash flow information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Supplemental cash flow information:
Interest paid	$ 777	$ 3,417	$ 4,543	$ 3,220
Income taxes paid (refunded), net	2,420	128	1,172	3,054
Supplemental schedule of non-cash investing and financing activities:
Accrued construction costs	$ 10,455	$ 4,178	$ 6,039	$ 5,961